Shareholder Report, Average Annual Return (Details) 74300184700_Putnam Dynamic Asset Allocation Balanced Fund_Class R6_TSR Annual {Class R6}		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		12.22%	10.14%	8.92%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
Putnam Balanced Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Balanced Blended Benchmark
Average Annual Return, Percent	[1]	11.62%	9.13%	9.26%

[1]
†	The Putnam Balanced Blended Benchmark is comprised of 50% Russell 3000 Index, 35% Bloomberg U.S. Aggregate Index, 10% MSCI EAFE Index-NR, and 5% JPMorgan Developed High Yield Index.